Provisions_Changes in other provisions (Details) - KRW (₩)	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Other provisions except for provision for decommissioning restoration and rehabilitation costs [Member]
Reconciliation of changes in other provisions [Abstract]
Beginning balance	₩ 99,236,000,000		₩ 44,375,000,000
Changes in other provisions [Abstract]
Provisions provided	38,280,000,000		34,598,000,000
Provisions used	(51,090,000,000)		(48,415,000,000)
Reversal of provisions unused	(40,000,000)		(40,000,000)
Foreign currencies translation adjustments	(7,000,000)		(146,000,000)
Transfer	5,467,000,000	[1]	11,482,000,000	[2]
Amortization			53,000,000
Others	18,369,000,000		5,795,000,000
Ending balance	110,215,000,000		47,702,000,000
Provisions for customer reward credits
Reconciliation of changes in other provisions [Abstract]
Beginning balance	40,445,000,000		22,093,000,000
Changes in other provisions [Abstract]
Provisions provided	36,044,000,000		32,208,000,000
Provisions used	(48,891,000,000)		(39,402,000,000)
Reversal of provisions unused	0		0
Foreign currencies translation adjustments	0		0
Transfer	5,467,000,000	[1]	11,482,000,000	[2]
Amortization			0
Others	13,670,000,000		5,667,000,000
Ending balance	₩ 46,735,000,000		₩ 32,048,000,000
Explanation of increase (decrease) through transfer other provisions	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the three months ended March 31, 2018.		As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the six months ended June 30, 2017.
Other provisions
Reconciliation of changes in other provisions [Abstract]
Beginning balance	₩ 58,791,000,000		₩ 22,282,000,000
Changes in other provisions [Abstract]
Provisions provided	2,236,000,000		2,390,000,000
Provisions used	(2,199,000,000)		(9,013,000,000)
Reversal of provisions unused	(40,000,000)		(40,000,000)
Foreign currencies translation adjustments	(7,000,000)		(146,000,000)
Transfer	0		0
Amortization			53,000,000
Others	4,699,000,000		128,000,000
Ending balance	₩ 63,480,000,000		₩ 15,654,000,000

[1]	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the six months ended June 30, 2018.
[2]	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the six months ended June 30, 2017.